Other Financial Data - Summary of Components of Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Other Financial Data [Abstract]
Billed and unbilled receivables	$ 520		$ 547
Allowance for expected credit losses	(5)	$ 0	(15)
Balance at end of period	$ 515		$ 532